Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Segment Reporting Information, by Segment

Segment EBITDA:

	Three Months Ended March 31,
	2013	2012
Epoxy, Phenolic and Coating Resins	$68	$114
Forest Products Resins	55	46
Corporate and Other (2)	(18)	(14)

(2)	For the three months ended March 31, 2012, the Company has reclassified approximately $3 of costs into Corporate and Other Segment EBITDA which were previously excluded.

Net Sales to Unaffiliated Customers (1):

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$3,022	$3,424	$2,990
Forest Products Resins	1,734	1,783	1,607

Total	$4,756	$5,207	$4,597

Segment EBITDA:

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins (2)	$337	$506	$491
Forest Products Resins (3)	201	180	177
Corporate and Other	(48)	(51)	(61)

Total Assets:

	As of December 31,
	2012	2011
Epoxy, Phenolic and Coating Resins	$1,694	$1,688
Forest Products Resins	760	790
Corporate and Other	871	618

Total	$3,325	$3,096

Depreciation and Amortization Expense, by Segment

Depreciation and Amortization Expense:

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$109	$113	$111
Forest Products Resins	38	49	47
Corporate and Other	6	5	6

Total	$153	$167	$164

Capital Expenditures by Segment

Capital Expenditures (4):

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$89	$89	$77
Forest Products Resins	41	36	34
Corporate and Other	3	14	3

Total	$133	$139	$114

(1)	Intersegment sales are not significant and, as such, are eliminated within the selling segment.
(2)	Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $18, $16 and $8 for the years ended December 31, 2012, 2011 and 2010, respectively.
(3)	Included in the Forest Products Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $1, less than $1 and less than $1 for the years ended December 31, 2012, 2011 and 2010, respectively.
(4)	Excludes capital expenditures of discontinued operations. Includes capitalized interest costs that are incurred during the construction of property and equipment.

Reconciliation of Segment EBITDA to Net Income

Reconciliation of Segment EBITDA to Net Loss:

	Three Months Ended March 31,
	2013	2012
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$68	$114
Forest Products Resins	55	46
Corporate and Other	(18)	(14)

Reconciliation:
Items not included in Segment EBITDA:
Asset impairments	—	(23)
Business realignment costs	(9)	(15)
Integration costs	(3)	(5)
Other	(11)	(18)

Total adjustments	(23)	(61)
Interest expense, net	(74)	(65)
Loss on extinguishment of debt	(6)	—
Income tax benefit	32	2
Depreciation and amortization	(38)	(38)

Net loss	$(4)	$(16)

Reconciliation of Segment EBITDA to Net Income:

	Year Ended December 31,
	2012	2011	2010
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$337	$506	$491
Forest Products Resins	201	180	177
Corporate and Other	(48)	(51)	(61)

Reconciliation:
Items not included in Segment EBITDA:
Terminated merger and settlement income, net	—	—	171
Asset impairments and other non-cash charges	(54)	(41)	(8)
Business realignment costs	(35)	(15)	(20)
Integration costs	(12)	(19)	—
Net income (loss) from discontinued operations	—	2	(3)
Other	(14)	(12)	(28)

Total adjustments	(115)	(85)	112
Loss on extinguishment of debt	—	—	(30)
Interest expense, net	(263)	(262)	(276)
Income tax benefit (expense)	365	(3)	(35)
Depreciation and amortization	(153)	(167)	(164)

Net income	$324	$118	$214

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

Net Sales to Unaffiliated Customers (1):

	Year Ended December 31,
	2012	2011	2010
United States	$2,005	$2,130	$1,861
Netherlands	902	1,051	938
Germany	298	402	347
Canada	336	304	244
Other international	1,215	1,320	1,207

Total	$4,756	$5,207	$4,597

(1)	Sales are attributed to the country in which the individual business locations reside.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country	Long-Lived Assets as of December 31:

	As of December 31,
	2012	2011
United States	$582	$597
Netherlands	230	237
Germany	123	131
Other international	492	515

Total	$1,427	$1,480

Segment Information Regarding Net Sales

Net Sales (1):

	Three Months Ended March 31,
	2013	2012
Epoxy, Phenolic and Coating Resins	$765	$794
Forest Products Resins	427	442

Total	$1,192	$1,236

(1)	Intersegment sales are not significant and, as such, are eliminated within the selling segment.